Note 8 - Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8.  Accrued Expenses

Accrued expenses consist of the following:

	December 31
	2013	2012
	(in thousands)
Professional fees	$1,980	$446
Franchise taxes payable	175	—
Salaries and employee benefits	505	83
Rent	631	—
Financing costs	265	109
Other	16	16
	$3,572	$654